U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



      1.   Name  and  address  of issuer: Prudential  Diversified
           Bond  Fund,  Inc., Three Gateway Center,  Newark,  New
           Jersey 07102.

      2. Name of each series or class of funds for which this notice is filed: The Fund offered four classes of shares designated Class A, Class B, Class C and Class Z during the fiscal year ended December 31, 1996.

      3.   Investment Company Act File Number:  811-7215.
           Securities Act File Number: 33-55441.

      4. Last day of fiscal year for which this notice is filed: December 31, 1996.

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                        [ ]

      6.   Date of termination of issuer's declaration under rule
           24f-2(a)(1), if applicable (see instruction A.6):

      7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None/$0.

      8.   Number and amount of securities registered during  the
           fiscal   year  other  than  pursuant  to  rule  24f-2:
           None/$0.

      9. Number and aggregate sale price of securities sold during the fiscal year: 7,084,303/$94,828,546.

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 7,084,303/$94,828,546.
     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 519,317/$6,941,778.

    12.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance on rule 24f-2 (from item 10): $94,828,546

        (ii) Aggregate price of shares issued in
             connection with dividend reinvestment
             plans (from item 11, if applicable):   + 6,941,778

       (iii) Aggregate price of shares redeemed or
             repurchased during the fiscal year
             (if applicable):                       (34,086,852)

        (iv) Aggregate price of shares redeemed or
             repurchased and previously applied
             as a reduction to filing fees
             pursuant to rule 24e-2
             (if applicable):                       +           -
0-

         (v) Net aggregate price of securities
             sold and issued during the fiscal
             year in reliance of rule 24f-2
             [line (i), plus line (ii), less
             line (iii), plus line (iv)]
             (if applicable):                        67,683,472

        (vi) Multiplier prescribed by section
             6(b) of the Securities Act of 1933
             or other applicable law or regulation
             (see     instruction     C.6):                     x
1/3300

       (vii) Fee due [line (i) or line (v)
             multiplied    by   line    (vi)]:                  $
20,510.14

Instructions:Issuers should complete lines (ii), (iii), (iv)  and
             (v)  only if the form is being filed within 60  days
             after  the  close of the issuer's fiscal year.   See
             Instruction C.3.

    13.   Check   box   if  fees  are  being  remitted   to   the
          Commission's    lockbox  depository  as  described   in
          section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                  [ ]

          Date of mailing or wire transfer of filing fees to  the
          Commission's lockbox depository: February    ,1997.


                            SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                       /s/ S. Jane Rose
                                   By (S. Jane Rose, Secretary)


     Date February 26, 1997














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